Nature of the Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 22, 2018 USD ($) $ / shares shares	May 29, 2018 USD ($) $ / shares shares	May 11, 2018	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	May 31, 2018 shares
Nature of the Business and Basis of Presentation
Reverse stock split			2.73235
Proceeds form IPO | $						$ 155,536
Number of shares issued on conversion of convertible preferred shares | shares								22,885,492
Liquidity
Accumulated deficit | $				$ 151,645		151,645		$ 90,998	$ 26,125
Net losses | $				24,406	$ 16,029	60,647	$ 32,172	64,873	23,973
Cash used in operations | $						53,374	$ 26,840	$ 50,219	$ 21,867
Cash, cash equivalents and short-term investments | $				$ 337,863		$ 337,863
Class A common shares
Nature of the Business and Basis of Presentation
Number of shares issued on conversion of convertible preferred shares | shares	5,546,019			5,546,019		5,546,019				5,546,019
Class B common shares
Nature of the Business and Basis of Presentation
Number of shares issued on conversion of convertible preferred shares | shares	1,070,502			1,070,502		1,070,502				1,070,502
Class A1 common shares
Nature of the Business and Basis of Presentation
Number of shares issued on conversion of convertible preferred shares | shares	12,995,954
Class B1 common shares
Nature of the Business and Basis of Presentation
Number of shares issued on conversion of convertible preferred shares | shares	16,057,618
Initial Public Offering | Class A common shares
Nature of the Business and Basis of Presentation
Issuance of stock (in shares) | shares		8,477,777
Share price (in dollars per share) | $ / shares		$ 18.00
Proceeds form IPO | $		$ 152,600
Over-allotment | Class A common shares
Nature of the Business and Basis of Presentation
Issuance of stock (in shares) | shares	1,006,425
Share price (in dollars per share) | $ / shares	$ 18.00
Proceeds form IPO | $	$ 18,116